FINANCIAL RISK MANAGEMENT, Liquidity Risk (Details) - ARS ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Maturities of financial liabilities [Abstract]
Loans	[1]	$ 1,705,606,117	$ 763,127,029
During 2026 [Member]
Maturities of financial liabilities [Abstract]
Loans		6,223,017
During 2027 [Member]
Maturities of financial liabilities [Abstract]
Loans		47,857,094
During 2028 [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Liquidity Risk [Member]
Maturities of financial liabilities [Abstract]
Loans		2,632,904,269	1,128,188,506
Other financial liabilities		124,059,737	157,706,602
Leases liabilities		9,995,889	19,463,993
Liquidity Risk [Member] | Without Specified Maturity [Member]
Maturities of financial liabilities [Abstract]
Loans		0	0
Other financial liabilities		0	0
Leases liabilities		0	0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member]
Maturities of financial liabilities [Abstract]
Loans		0	0
Other financial liabilities		1,008,139	688,439
Leases liabilities		0	0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | Until 12-31-2024 [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Other financial liabilities		1,006,895
Leases liabilities		0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 01-01-25 to 03-31-25 [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Other financial liabilities		311
Leases liabilities		0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 04-01-25 to 06-30-25 [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Other financial liabilities		311
Leases liabilities		0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 07-01-25 to 09-30-25 [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Other financial liabilities		311
Leases liabilities		0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 10-01-25 to 12-31-25 [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Other financial liabilities		311
Leases liabilities		0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | Until 12-31-2023 [Member]
Maturities of financial liabilities [Abstract]
Loans			0
Other financial liabilities			686,803
Leases liabilities			0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 01-01-24 to 03-31-24 [Member]
Maturities of financial liabilities [Abstract]
Loans			0
Other financial liabilities			409
Leases liabilities			0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 04-01-24 to 06-30-24 [Member]
Maturities of financial liabilities [Abstract]
Loans			0
Other financial liabilities			409
Leases liabilities			0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 07-01-24 to 09-30-24 [Member]
Maturities of financial liabilities [Abstract]
Loans			0
Other financial liabilities			409
Leases liabilities			0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 10-01-24 to 12-31-24 [Member]
Maturities of financial liabilities [Abstract]
Loans			0
Other financial liabilities			409
Leases liabilities			0
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member]
Maturities of financial liabilities [Abstract]
Loans		2,632,904,269	1,128,188,506
Other financial liabilities		123,051,598	157,018,163
Leases liabilities		9,995,889	19,463,993
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 01-01-25 to 03-31-25 [Member]
Maturities of financial liabilities [Abstract]
Loans			66,093,990
Other financial liabilities			155,790,491
Leases liabilities			2,794,252
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 04-01-25 to 06-30-25 [Member]
Maturities of financial liabilities [Abstract]
Loans			29,347,029
Other financial liabilities			1,227,672
Leases liabilities			2,794,252
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 07-01-25 to 09-30-25 [Member]
Maturities of financial liabilities [Abstract]
Loans			28,271,670
Other financial liabilities			0
Leases liabilities			2,794,252
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 10-01-25 to 12-31-25 [Member]
Maturities of financial liabilities [Abstract]
Loans			0
Other financial liabilities			0
Leases liabilities			2,794,252
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 01-01-26 to 03-31-26 [Member]
Maturities of financial liabilities [Abstract]
Loans		235,315,531
Other financial liabilities		121,996,995
Leases liabilities		4,108,469
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 04-01-26 to 06-30-26 [Member]
Maturities of financial liabilities [Abstract]
Loans		30,218,128
Other financial liabilities		1,054,603
Leases liabilities		3,010,842
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 07-01-26 to 09-30-26 [Member]
Maturities of financial liabilities [Abstract]
Loans		30,300,375
Other financial liabilities		0
Leases liabilities		1,348,371
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 10-01-26 to 12-31-26 [Member]
Maturities of financial liabilities [Abstract]
Loans		30,218,128
Other financial liabilities		0
Leases liabilities		289,452
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2026 [Member]
Maturities of financial liabilities [Abstract]
Loans			56,543,341
Other financial liabilities			0
Leases liabilities			7,146,680
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2027 [Member]
Maturities of financial liabilities [Abstract]
Loans		121,037,007	56,543,341
Other financial liabilities		0	0
Leases liabilities		1,238,755	1,140,305
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2028 [Member]
Maturities of financial liabilities [Abstract]
Loans		168,894,100
Other financial liabilities		0
Leases liabilities		0
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 2028 onwards [member]
Maturities of financial liabilities [Abstract]
Loans			891,389,135
Other financial liabilities			0
Leases liabilities			0
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 2029 Onwards [Member]
Maturities of financial liabilities [Abstract]
Loans		2,016,921,000
Other financial liabilities		0
Leases liabilities		0
Liquidity Risk [Member] | With Specified Maturity [Member]
Maturities of financial liabilities [Abstract]
Loans		2,632,904,269	1,128,188,506
Other financial liabilities		124,059,737	157,706,602
Leases liabilities		$ 9,995,889	$ 19,463,993

[1]	Net of issuance expenses and issue price of Ps. 33,801,727 and Ps. 13,333,444 as of December 31, 2025 and 2024, respectively.